Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

Software
US$’000
December 31, 2020
At January 1, 2020
Cost	598
Accumulated amortisation	(79)
Net carrying amount	519
At January 1, 2020, net of accumulated amortisation	519
Additions	2,583
Amortisation provided during the year	(192)
Exchange realignment	(58)
At December 31, 2020, net of accumulated amortisation	2,852
At December 31, 2020
Cost	3,186
Accumulated amortisation	(334)
Net carrying amount	2,852
December 31, 2019
At January 1, 2019
Cost	67
Accumulated amortization	(18)
Net carrying amount	49
At January 1, 2019, net of accumulated amortisation	49
Additions	534
Amortisation provided during the year	(63)
Exchange realignment	(1)
At December 31, 2019, net of accumulated amortisation	519
At December 31, 2019
Cost	598
Accumulated amortisation	(79)
Net carrying amount	519